Matthews China FundMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.7%
	Shares	Value
Financials: 22.8%
Insurance: 8.3%
Ping An Insurance Group Co. of China, Ltd. H Shares	1,748,000	$13,440,747
China Life Insurance Co., Ltd. H Shares	3,584,000	11,433,794
New China Life Insurance Co., Ltd. H Shares	1,105,100	6,579,125
		31,453,666
Banks: 7.2%
China Construction Bank Corp. H Shares	7,510,000	8,104,900
China Merchants Bank Co., Ltd. A Shares	1,392,723	7,982,428
China Merchants Bank Co., Ltd. H Shares	1,090,500	6,929,283
Bank of Ningbo Co., Ltd. A Shares	942,689	4,167,587
		27,184,198
Capital Markets: 6.9%
China Merchants Securities Co., Ltd. H Shares[b,c]	4,813,200	8,124,688
China International Capital Corp., Ltd. H Shares[b,c]	3,378,800	7,501,476
Futu Holdings, Ltd. ADR[d]	28,074	3,839,400
Hong Kong Exchanges & Clearing, Ltd.	75,000	3,783,600
East Money Information Co., Ltd. A Shares	529,320	1,467,511
Hithink RoyalFlush Information Network Co., Ltd. A Shares	32,600	1,429,499
		26,146,174
Consumer Finance: 0.4%
Qfin Holdings, Inc. ADR	116,132	1,499,264
Total Financials		86,283,302

Consumer Discretionary: 20.5%
Broadline Retail: 12.5%
Alibaba Group Holding, Ltd.	1,933,100	30,300,355
JD.com, Inc. Class A	613,613	9,044,970
PDD Holdings, Inc. ADR[d]	78,314	8,002,125
		47,347,450
Hotels, Restaurants & Leisure: 4.8%
Meituan Class Bb,c,d	950,480	10,371,876
Galaxy Entertainment Group, Ltd.	1,298,000	5,866,817
Trip.com Group, Ltd. ADR	37,495	1,866,876
		18,105,569
Automobiles: 1.1%
BYD Co., Ltd. H Shares	309,700	4,234,013
Household Durables: 1.1%
Midea Group Co., Ltd. A Shares	360,752	4,030,361
Automobile Components: 1.0%
Minth Group, Ltd.	933,400	3,899,325
Total Consumer Discretionary		77,616,718

Communication Services: 14.0%
Interactive Media & Services: 14.0%
Tencent Holdings, Ltd.	765,400	48,275,601
Kuaishou Technology[b,c]	805,000	4,741,712
Total Communication Services		53,017,313

	Shares	Value

Industrials: 13.1%
Electrical Equipment: 6.9%
Contemporary Amperex Technology Co., Ltd. A Shares	162,460	$9,640,797
Jiangsu Zhongtian Technology Co., Ltd. A Shares	2,144,700	9,536,180
Shenzhen Clou Electronics Co., Ltd. A Shares[d]	3,071,800	3,526,144
Sungrow Power Supply Co., Ltd. A Shares	152,803	3,408,815
		26,111,936
Machinery: 2.9%
Neway Valve Suzhou Co., Ltd. A Shares	549,197	3,896,194
China Yuchai International, Ltd.	97,946	3,770,921
Yutong Bus Co., Ltd. A Shares	662,700	3,450,295
		11,117,410
Air Freight & Logistics: 2.3%
JD Logistics, Inc.[b,c,d]	4,833,600	8,532,737
Professional Services: 1.0%
Kanzhun, Ltd. ADR	279,525	3,742,840
Total Industrials		49,504,923

Information Technology: 13.0%
Semiconductors & Semiconductor Equipment: 5.7%
OmniVision Integrated Circuits Group, Inc. A Shares	354,800	4,962,063
NAURA Technology Group Co., Ltd. A Shares	74,240	4,896,832
Xinyi Solar Holdings, Ltd.	9,730,000	3,646,705
Montage Technology Co., Ltd. A Shares	181,815	3,392,096
Suzhou Everbright Photonics Co., Ltd. A Shares[d]	94,903	2,931,764
Cambricon Technologies Corp., Ltd. A Shares[d]	13,252	1,932,454
		21,761,914
Electronic Equipment, Instruments & Components: 4.3%
Foxconn Industrial Internet Co., Ltd. A Shares	791,675	6,128,878
WUS Printed Circuit Kunshan Co., Ltd. A Shares	526,058	5,976,462
Kingboard Holdings, Ltd.	531,500	2,249,541
Kingboard Laminates Holdings, Ltd.	739,000	1,840,222
		16,195,103
Communications Equipment: 3.0%
Suzhou TFC Optical Communication Co., Ltd. A Shares	248,916	11,233,459
Total Information Technology		49,190,476

Materials: 7.3%
Metals & Mining: 6.8%
Zijin Mining Group Co., Ltd. A Shares	1,469,701	7,158,852
CMOC Group, Ltd. A Shares	2,540,900	6,498,493
CMOC Group, Ltd. H Shares	2,892,000	6,082,340
JCHX Mining Management Co., Ltd. A Shares	376,500	3,172,337
MMG, Ltd.[d]	3,060,000	2,899,199
		25,811,221
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Matthews China FundMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Chemicals: 0.5%
Dongyue Group, Ltd.	1,177,000	$1,643,587
Total Materials		27,454,808

Health Care: 5.0%
Life Sciences Tools & Services: 2.0%
WuXi AppTec Co., Ltd. A Shares	538,800	7,839,535
Biotechnology: 2.0%
Innovent Biologics, Inc.[b,c,d]	681,000	7,490,706
Pharmaceuticals: 1.0%
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	466,569	3,781,552
Total Health Care		19,111,793

Real Estate: 2.7%
Real Estate Management & Development: 2.7%
China Resources Land, Ltd.	708,000	2,624,083
China Overseas Property Holdings, Ltd.	3,870,000	1,963,585
Longfor Group Holdings, Ltd.[b,c]	1,948,000	1,896,504
Yuexiu Property Co., Ltd.	3,079,000	1,493,396
China Overseas Grand Oceans Group, Ltd.	3,122,000	953,654
CIFI Holdings Group Co., Ltd.[d]	104,961,520	890,029
Times China Holdings, Ltd.[d]	42,755,000	404,256
Total Real Estate		10,225,507

Energy: 1.3%
Energy Equipment & Services: 1.3%
China Oilfield Services, Ltd. H Shares	4,192,000	4,803,187
Total Energy		4,803,187

Total Investments: 99.7%		377,208,027
(Cost $373,794,366)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		1,069,742
Net Assets: 100.0%		$378,277,769

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $48,659,699, which is 12.86% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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